GENERAL (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 02, 2020	Sep. 02, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 06, 2019
Disclosure of detailed information about business combination [line items]
Operating loss			$ 24,814	$ 21,166	$ 19,989
Ordinary shares issued	3,920,000	5,882,353	35,600,088	25,754,297
Ordinary shares and pre-funded warrants amount	$ 12,000	$ 10,000
Pre-funded warrants	883,534
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Equity Investment						$ 10,000
Ownership percentage held by other entity in subsidiary						27.84%